united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd, Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 8/31/21

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended August 31, 2021, originally filed with the Securities and Exchange Commission on November 9, 2021 (Accession Number 0001580642-21-005372). The sole purpose of this filing is to correct a typographical error on the certification date of this annual report. Items 1 through 12, Item 13(a)(1) and Item 13(c)(1) to this Form N-CSR/A are incorporated by reference to the Form N-CSR filed on EDGAR on November 9, 2021 (Accession Number 0001580642-21-005372 ).

ITEM 13. EXHIBITS.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 4/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 4/6/22

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 4/6/22

* Print the name and title of each signing officer under his or her signature.